SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2024
Shareholders Equity
SHAREHOLDERS’ EQUITY

NOTE 17 - SHAREHOLDERS’ EQUITY

A.	Share capital:

	Number of shares
	December 31, 2024		December 31, 2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Preferred shares USD 0.0001 par value	200,000,000,000	-	200,000,000,000	-
Deferred shares Euro 1 par value	25,000	25,000	25,000	25,000

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have a par value per share of $4.7025 and the Company does not have a limited amount of authorized capital.

Preferred shares

Preferred shares with such designation, rights and preferences as may be determined from time to time by the Company’s Board of Directors.

Deferred shares

Deferred Ordinary Shares are non-voting shares and do not convey upon the holder the right to be paid a dividend or to receive notice of or to attend, vote or speak at a general meeting. The Deferred Shares confer the right on a return of capital, on winding-up or otherwise, only to the repayment of the nominal value paid up on the Deferred Shares after repayment of the nominal value of the Ordinary Shares.

B.	Changes in Share capital

1.	On March 7, 2023 (the “Closing Date”), the Company consummated the Business Combination as described in Note 1B. Beginning on the day immediately prior to the Closing Date and ending on the day immediately after the Closing Date, the following transactions occurred:

a)	The AUD 828,240 of the 2022 Convertible Notes have been cancelled in consideration for the issuance of 1,000,000 ordinary shares in Security Matters PTY Ltd.

b)	Security Matters PTY Ltd. performed acceleration of vesting for all unvested warrants and options, the expense for the acceleration amounted to $186.

c)	32,211,716 warrants and options have been exercised on a cashless basis to 24,568,773 shares in Security Matters PTY Ltd.

d)	848,784 (post reverse stock split) ordinary shares of the Company have been issued to Security Matters PTY Ltd.’s shareholders in return for their 193,500,379 ordinary shares in Security Matters PTY Ltd. that were cancelled. Security Matters PTY Ltd.’s shareholders received as consideration 1 ordinary share of the Company per 10.3624 Security Matters PTY Ltd.’s ordinary shares.

e)	The Company issued 160,227 ordinary shares, 2,200,000 private warrants and 6,250,000 public warrants to Lionheart’s stockholders, in exchange for their existing Lionheart shares and warrants. The warrants exercise price is $11.5 per share, expiring in March 2028. The warrants are considered to be a derivative financial

f)	liability and measured at fair value, which is the market price as of the end of the period, amounted to $0.0204 per warrant.

g)	The Company issued 303,053 ordinary shares for an aggregate of $3,110 net proceeds.

h)	The Company issued 872,418 ordinary shares for the conversion of bridge loan at principal amount of $1,350 and 200,000 redeemable warrants ($5 per warrant, 5 years, exercise price of $11.5 per share).

2.	During 2023, the Company issued 579 ordinary shares (2 shares as commitment fees) to Yorkville for an aggregate of $1,979 net proceeds (see also note 13).

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 17 - SHAREHOLDERS’ EQUITY (CONT.):

3.	On June 22, 2023, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with EF Hutton, LLC (the “Underwriter”) relating to the public offering of (i) 284 ordinary shares of the Company, at a subscription price per share of $11,286 (the “Firm Shares”), (ii) 284 warrants in the form of Warrant A to subscribe for 284 ordinary shares, at an exercise price of $513 per share (“Warrant As”), and (iii) 284 warrants in the form of Warrant B to subscribe for 284 ordinary shares, at an exercise price of $11,286 per share (“Warrant Bs” and together with Warrant A, the “Firm Warrants” and, collectively with the Firm Shares, the “Firm Securities”).

The Company also granted the Underwriter a 45-day option to subscribe for, in the aggregate, (a) up to 43 additional ordinary shares (15% of the Firm Shares) at a subscription price per share of $11,286 (100% of the public offering price allocated to each Firm Share) (the “Option Shares” and together with the Firm Shares, the “Shares”) or Pre-Funded Warrants to subscribe for up to 43 ordinary shares at a price per share of $11,286 (100% of the public offering price allocated to each Firm Share less $11,281) and the remaining non pre-funded exercise price of each pre-funded warrant will be $11,281 per share, and/or (b) 43 warrants in the form of Warrant As to subscribe for an aggregate of 43 ordinary shares (15% of the Firm Warrants) at an exercise price of $11,286 per warrant (100% of the public offering price allocated to each set of warrants in the form of Warrant As), and/or (c) 43 warrants in the form of Warrant Bs to purchase an aggregate of 43 ordinary shares (15% of the Firm Warrants) at a purchase price of $11,286 per warrant (100% of the public offering price allocated to each set of warrants in the form of Warrant Bs) (the “Option Warrants” and together with the Firm Warrants and Pre-Funded Warrants, if any, the “Warrants”), which may be subscribed for in any combination of Option Shares and/or the Option Warrants. The Option Shares and the Option Warrants are referred to as the “Option Securities”.

The offering closed on June 27, 2023. The Company delivered the Firm Shares (or Firm Share equivalents in the form of Pre-Funded Warrants), the Firm Warrants and the Option Warrants to the Underwriter on the same day.
The Warrant A terms specify that the warrants may be exercised at any time on or before June 27, 2028. On or after the earlier of (i) the thirty day anniversary of the date of the Underwriting Agreement and (ii) the date on which the aggregate composite trading volume of the Company’s ordinary shares as reported by Bloomberg LP beginning on the date of the Underwriting Agreement exceeds 319 ordinary shares, a holder of Warrant As warrants may also provide notice and elect a cashless exercise.

Warrants A and B expire in June 2028.

Warrant As were accounted as a derivative financial liability. As of December 31, 2024, all Warrant As warrants were exercised cashless into ordinary shares.

Warrant Bs were accounted as a derivative financial liability and valued at $129 per warrant by using the Black-Scholes option-pricing model, with expected volatility of 70.39% and the risk-free interest rate used is 4.13%.

The net proceeds to the Company upon the closing of this offering were approximately $2,580. The capital raise fee amounted to $660. The Company also granted Underwriter 312 warrants at an exercise price of $564 per share, which expires after 5 years. The Underwriter’s warrants were valued at $123 per option by using the Black & Scholes option-pricing, with expected volatility of 70.39% and the risk-free interest rate used is 4.13%.

During December 2023, the company entered into inducement offer letter agreement with the holders regarding the Warrant Bs reset. Pursuant to the inducement letter, the holders agreed to exercise for cash the outstanding.

Warrant Bs an aggregate of 284 shares of the Company’s Ordinary Shares at an exercise price of $2,458 per share. According to the inducement offer letter agreement the Company issued two types of new warrants:

(i) up to 319 warrants to purchase up to 319 shares of the Company’s Ordinary Shares at an exercise price of $4.7025 per share.

(ii) up to 106 warrants to purchase up to 106 shares of the Company’s Ordinary Shares at an exercise price of $2,458 per share.

The Company received aggregate gross proceeds, before payment of transaction fees and expenses, of $697 from the exercise of the Warrant Bs by the holders, and the carrying amount of those warrants, was classified to ordinary shares and premium together with the proceeds the Company received from the exercise price.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 17 - SHAREHOLDERS’ EQUITY (CONT.):

In accordance with IAS 32, the Company measured the difference between the fair value of the consideration the holder receives on conversion of the instrument under the revised terms and the fair value of the consideration the holder would have received under the original terms, was recognized as a loss in profit or loss.

The Company utilized Black-Scholes valuation model to calculate the fair values of the repriced warrants both before and after the repricing and recognized the incremental fair value of $209 as finance expense in the statement of comprehensive income against an increase in the carrying amount of the warrants (presented within issued capital and additional paid-in capital). In addition, fair value was also calculated for the new 425 issued new warrants at the amount of $865, which was recognized as finance expense against an increase in equity. The new Warrants type 1 and type 2 were classified as equity instruments according to IAS 32.

During January 2024, pursuant to the inducement letter of reset warrants, the holders exercised 213 of the new type 1 Warrant Bs at an exercise price of $4.7025 per warrant into ordinary shares. The company received aggregate proceeds of $1.

4.	On August 8, 2023, at the Extraordinary General Meeting of Shareholders of the Company, the Company’s shareholders voted in favor of consolidating every twenty-two ordinary shares in the authorized but unissued and in the authorized and issued share capital of the Company into one ordinary share (22:1).

On August 21, 2023, the Company’s ordinary shares began trading on the Nasdaq Global Market on a post-Reverse Stock Split basis under the current symbol “SMX”.

5.	On September 19, 2023, the Company amended the Kamea Loan Agreements. Pursuant to the amendment to the Kamea Loan Agreements, Kamea agreed to convert $657 of indebtedness under the Kamea Loan Agreements (the “Indebtedness Amount”) into 228 ordinary shares of the Company, as payment in full for the Indebtedness Amount; provided however, that in the event the proceeds received from Kamea with respect to any sales of such shares are not at least equal to the Indebtedness Amount, the Company will remain liable to Kamea for the balance of the Indebtedness Amount (see also note 16).

6.	On December 31,2023, the Company also issued 214 Ordinary Shares to a service provider as payment in full for $260 worth of legal services which previously provided to the Company.

7.	On January 4, 2024, the Company issued 47 ordinary shares to a service provider in connection with certain investor relations services.

8.	Pursuant to Letter Agreement with Yorkville signed on February 2, 2024, the Company issued during the first quarter of 2024, 1,251 ordinary shares for an aggregate of $527 net proceeds and in addition in June 21, 2024 the investor exercised the 117 warrants into 117 ordinary shares at an exercise price of $4.7025 per warrant (see also note 13).

9.	On February 1, 2024, the Company issued 234 ordinary shares to EF Hutton pursuant to their agreement as an underwriter.

10.	On February 20, 2024, the Company completed an underwritten public offering of 5,672 Ordinary Shares and pre-funded warrants at $513 per share, generating gross proceeds of approximately $2.91 million. The offering included a provision for the issuance of pre-funded warrants, convertible on a 1-for-1 basis into Ordinary Shares at a price of $508 per share, to prevent any purchaser from exceeding 4.99% beneficial ownership. After deducting discounts, commissions, and offering expenses, net proceeds amounted to approximately $2.69 million. The Company paid the underwriter a cash fee of 2.5% of the gross proceeds, alongside $100 in expenses. The pre-funded warrants met the fix for fix criteria and were classified as equity instrument.

As of December 31, 2024, the Company issued 1,620 ordinary shares at a subscription price per share of $513 and 4,052 ordinary shares due to Pre-Funded Warrants exercise at a price per Pre-Funded Warrant of $508.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 17 - SHAREHOLDERS’ EQUITY (CONT.):

11.	Pursuant to a private placement binding term sheet dated February 28, 2024, the Company issued 100,000 warrants to the investor with an exercise price of $0.05 per share (see also note 8.D).

12.	During 2024, Alpha converted $2.3 million of convertible promissory note and accrued interest into an aggregate of 670 Ordinary Shares and exercised 1,838 Warrant A (see also note 8.C).

13.	On April 11, 2024 pursuant to a Securities Purchase Agreement with Alpha, the Company issued 5,532 warrants for a 5.5 years period with an exercise price of $336 per warrant. In addition, pursuant to a Warrant Amendment and Inducement Letter, Alpha exercised his outstanding “B” warrants to purchase 1,225 Ordinary Shares. The Existing Warrants were issued to Alpha as of September 6, 2023 and had a fixed exercise price of $3,501 per share. Pursuant to the Inducement Letter, Alpha agreed to exercise for cash the existing warrants in full at a reduced exercise price of $4.7025 per share.

Alpha converted approximately $2,110 of the principal amount into 467,424 ordinary shares. As of December 31, 2024, Alpha exercised all the warrants pursuant to a cashless mechanism into 5,387 Ordinary Shares. (see also note 8.E)

14.	During the twelve-month period ended December 31, 2024 all the Cashless Warrants were fully exercised in cashless and converted into 472 ordinary shares. In addition, the Company issued another 290 ordinary shares according to an amendment to the agreement with certain former debtholders. (see note 9)

15.	During April 2024, a service provider exercised in a cashless transaction all its warrants and the Company issued 54 ordinary shares. In addition, the Company issued another 32 ordinary shares according to an amendment to the agreement with her.

16.	On April 24, 2024, the Company issued to Alpha 1,275 Ordinary Shares as a 1.5% commitment fee under the SPA signed on April 19, 2024 (see note 10).

17.	During the second quarter of 2024, the Company converted $569 of debt into 1,494 ordinary shares.

18.	On June 27, 2024, the Company converted $119 debt to 410 ordinary shares and issued 32 warrants at an exercise price of $4.7025 per warrant.

19.	On July 10, 2024, the Company entered into a Letter of Intent (LOI) with PMB. Under the LOI, the Company restructured $1.3 million of its debt to PMB (see note 8.H). Subsequently, the Company entered into definitive agreements reflecting the terms of the LOI. PMB exchanged its shares in TrueGold, for 1,022 Company shares. The Company also issued 1,818 shares as consideration for PMB’s waivers and releases related to the debt.

20.	On July 19, 2024, pursuant to a Securities Purchase Agreement, the Company issued to Alpha 7,317 warrants for a 5.5 years period with an exercise price of $178 per warrant. The warrants also may be exercised pursuant to a cashless mechanism. As of December 31, 2024, all of the warrants were exercised into 7,188 ordinary shares. (see note 8.F).

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 17 - SHAREHOLDERS’ EQUITY (CONT.):

21.	On September 11, 2024, pursuant to a Securities Purchase Agreement, the Company issued to investors an aggregate of 55,789 ordinary shares, 131,930 Pre-Funded Warrants and 375,439 series A common warrants. On October 28, 2024, pursuant to the terms of the transaction, the Company further issued 195,381 Series B Common Warrants and an additional 390,763 Series A Common Warrant.

As of 31 December 2024, the investors exercised all of Pre-Funded Warrants and Series B Common Warrants, and 277,439 of the Series A Common Warrants. As of December 31, 2024, the outstanding Series A Common Warrant totaled 488,762 at an exercise price of $13.96. (see note 11).

22.	On September 16, 2024, an investor converted $23 of its convertible security of the Company into 793 ordinary shares. (see note 8.E).

23.	During September 2024, a service provider exercised options into 48 ordinary shares in cashless exercise.

B.	Share-Base Compensation:

1.	In June 2018, Security Matters PTY Ltd. adopted a Share Option Plan (the “Plan”) to provide an incentive to retain, in the employment or service or directorship of the Group and provide the ability to attract new employees, directors or consultants whose services are considered valuable. The persons eligible to participate in the Share Option Plan include employees, directors and consultants of Security Matters PTY Ltd. or any subsidiary. On March 7, 2023, as part of the SPAC transaction, these options were exercised on a cashless basis and then after replaced with the Company’s shares.

2.	On March 7, 2023, Security Matters PTY Ltd. performed acceleration of vesting for all unvested warrants and options, the expense for the acceleration amounted to $186.

3.	In April 25, 2023, the Company’s board of directors and its shareholders approved and adopted the SMX Public Limited Company 2022 Incentive Equity Plan, which was subsequently amended by the Company’s board of directors, subject to applicable Nasdaq requirements, which reserved for grant a number of ordinary shares equal to 15% of the number of issued and outstanding ordinary shares on a fully diluted basis immediately after the closing of the Business Combination, or 2,378 authorized ordinary shares.

4.	During the year ended December 31, 2023, the Company granted 18 options with vesting period up to 4 years from the grant date, to employees and service providers. These options carry an exercise price of $48.5-$188. The contractual life of the options under the plan is 5 years. The fair value of the grant at grant date was $219. The related share-based expenses that were recognized in the year ended December 31, 2024, and 2023, amounted to $1 and $184 respectively.

The options were valued using the Black-Scholes pricing model. The main parameters which were used are: (1) risk-free rate: 3.58-3.42%; (2) expected volatility: 78.35-73.01%: (3) expected term: up to 5 years; and (4) expected dividend yield: 0%.

5.	During the year ended December 31, 2023, the Company granted 92 RSUs to employees, directors and service providers. The fair value at grant date of RSUs granted in the period were $2,100-$2,300. The related share-based expenses that were recognized as of December 31, 2024, and 2023 totaled $978 and $2,820, respectively.

6.	On January 31, 2024, the Company granted 702 RSUs to employees, directors and service providers. The fair value at grant date was $855 per RSU. The RSUs shall vest monthly in equal installments over 18 months beginning on the anniversary of the grant date, with an acceleration clause that was effective within the year 2024. Related share-based expenses recognized for the period totaled $585.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 17 - SHAREHOLDERS’ EQUITY (CONT.):

7.	On July 21, 2024, the Company granted 241 RSUs to an advisor. The fair value at grant date was $43 per RSU. The RSUs shall vest monthly in equal installment until December 20, 2024. Related share-based expenses recognized for the period totaled $43.

8.	On August 29, 2024, the Company amended its 2022 Incentive Equity Plan, to increase the number of authorized Ordinary Shares under the Incentive Plan to 53,500 from 1,045. As a Foreign Private Issuer, Nasdaq Rule 5615(a)(3) allows the Company to rely on home country corporate governance practices in lieu of certain of the rules in the Nasdaq Rule 5600 Series and Rule 5250(d) and, accordingly, the Company so elected to approve the amendment without stockholder approval.

9.	On August 29, 2024, the Company granted an aggregate of 14,430 fully vested RSUs to its employees, executive officers and directors, and to certain consultants and advisors of the Company. The fair value at grant date was $82 per RSU. The RSUs shall vest immediately. The related share-based expenses recognized for the period totaled $1,176.

10.	During the year ended December 31, 2024, the Company granted 23,951 fully vested options with vesting period up to 4 years from the grant date to employees and service providers.

These options carry an exercise price of $36 and the contractual life under the plan is 5 years.

The fair value of the grant at grant date is $874.

The related share-based expenses that were recognized in the year ended December 31, 2024, amounted to $874.

The options were valued using the Black-Scholes pricing model. The main parameters which were used are: (1) risk-free rate: 3.82%; (2) expected volatility: 71.56%; (3) expected term: up to 2.5 years; and (4) expected dividend yield: 0%.

11.A	summary of the status of the Company’s Share Option Plan granted to employees and service providers (including performance-based awards) and changes during the relevant period are presented below:

RSUs granted to employees, directors and service providers:

	Year ended December 31, 2024	Year ended December 31, 2023

Outstanding at the beginning of the year	63	-
Granted	15,373	92
Vested	(15,342)	(27)
Forfeited	(25)	(2)
Outstanding at the end of year	69	63

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 17 - SHAREHOLDERS’ EQUITY (CONT.):

Options granted to employees, directors and service providers:

	Year ended December 31, 2024		Year ended December 31, 2023
	Number of options	Weighted average Exercise price (USD$)	Number of options	Weighted average Exercise price (USD$)
Outstanding at beginning of year	30	149.45	27	94.5
Issue of options	23,951	83.50	18	175.36
Expired	(1)	188	(15)	66.30

Outstanding at the end of year	23,980	83.57	30	149.45
Exercisable options	23,966	83.54	27	146.78